Fair values	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Fair values

11.         Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of assets and liabilities measured or disclosed at fair value, including their levels in the fair value hierarchy (as defined in note 2.22 of the 2023 Annual Report). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
June 30, 2024
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	484	—	484	—	484
Current portion of fair value of derivative financial instruments	776	—	776	—	776
	1,260

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	69,925	—	71,904	—	71,904
Financial liabilities	2,800	—	2,800	—	2,800
	72,725

11.         Fair values (continued)

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2023
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	495	—	495	—	495
Current portion of fair value of derivative financial instruments	808	—	808	—	808
	1,303

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	52,620	—	54,107	—	54,107
	52,620

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There have been no transfers between Level 1, Level 2 and Level 3 during the period.